Employee benefits (Details 3) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Changes in net defined benefit liability (asset) [abstract]
Projected benefit obligation at the beginning of the year	₨ 216,006	₨ 177,098	₨ 156,412
Service cost	47,050	31,865	29,854
Interest cost	13,926	10,088	8,753
Remeasurements - Actuarial (gain) / loss	47,703	20,245	(7,178)
Benefits paid	(25,782)	(23,290)	(10,743)
Projected benefit obligation at the end of the year	₨ 298,903	₨ 216,006	₨ 177,098